UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 2.0%
County of Jefferson Alabama, RB, Series A,
4.75%, 1/01/25	$3,000	$2,865,660
University of Alabama, RB, Series A (NPFGC),
5.00%, 7/01/34	7,125	7,486,024

		10,351,684

Alaska – 1.6%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC),
5.25%, 12/01/30	600	625,626
Alaska Housing Finance Corp., Refunding RB, Series A,
4.13%, 12/01/37	810	833,871
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A,
5.50%, 10/01/41	1,400	1,641,962
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC),
6.00%, 9/01/32	4,425	5,387,526

		8,488,985

Arizona – 0.8%
Greater Arizona Development Authority, RB, Series B (NPFGC),
5.00%, 8/01/35	1,600	1,722,096
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	2,115,826
5.25%, 10/01/28	250	288,978

		4,126,900

California – 19.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC),
5.45%, 10/01/25(a)	4,150	4,636,837
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC)(b):
4.86%, 8/01/37	3,250	1,002,430
4.89%, 8/01/38	7,405	2,159,668
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	893,164
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,817,175
California State University, RB, Systemwide, Series A (NPFGC),
5.00%, 5/01/13(c)	1,680	1,700,143
California Statewide Communities Development Authority, RB, Kaiser, Series A,
5.00%, 4/01/42	2,000	2,245,100
Carlsbad Unified School District, GO, Election of 2006, Series B,
0.00%, 5/01/34(a)	5,000	4,127,200
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,470,770
Series A-1, 5.75%, 3/01/34	1,150	1,334,276
Coast Community College District California, GO, CAB, Election of 2002, Series C (AGM),
0.00% 8/01/31(a)	2,800	2,882,488
El Monte Union High School District California, GO, Election of 2002, Series C (AGM),
5.25%, 6/01/28	6,110	6,914,504
Grossmont Union High School District, GO, CAB,
4.41%, 8/01/31(b)	5,000	2,231,000
Grossmont-Cuyamaca Community College District Califorinia, GO, Refunding, CAB, Election of 2002, Series C (AGC),
4.27%, 8/01/30(b)	10,030	4,788,422
Hartnell Community College District California, GO, CAB, Election of 2002, Series D,
0.00%, 8/01/34(a)	4,125	3,131,246
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	770	880,564
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC)(c):
5.00%, 10/01/13	3,465	3,575,499
5.00%, 10/01/13	2,035	2,099,896
Orange County Sanitation District, COP:
(NPFGC), 5.00%, 8/01/13(c)	2,750	2,815,615
Series B (AGM), 5.00%, 2/01/30	3,500	3,921,890
Series B (AGM), 5.00%, 2/01/31	1,200	1,346,136
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2007-1,
4.63%, 8/01/36(b)	5,000	1,705,400
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C,
4.64%, 8/01/37(b)	4,005	1,301,145
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B,
0.00%, 8/01/34(a)	10,000	8,518,400
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/38	3,000	3,346,140
San Diego Unified School District California, GO, CAB, Election of 2008, Series C,
4.72%, 7/01/38(b)	2,200	670,142
San Diego Unified School District California, GO, Refunding, CAB, Series R-1,
4.20%, 7/01/31(b)	1,725	802,315
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A,
6.00%, 3/01/36	900	1,123,254

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC),
5.00%, 8/01/15(c)	$2,825	$3,065,125
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	1,024,038
5.00%, 8/01/38	760	855,684
State of California, GO:
5.50%, 4/01/28	5	5,257
Various Purpose, 5.50%, 3/01/40	2,000	2,337,720
Various Purpose, 5.00%, 4/01/42	1,500	1,700,220
State of California, GO, Refunding:
5.00%, 2/01/38	2,000	2,271,220
Various Purpose, 5.00%, 9/01/41	2,300	2,591,962
Various Purpose, 5.00%, 10/01/41	1,300	1,466,387
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC),
5.00%, 8/01/30	1,825	1,996,149
Yosemite Community College District, GO, CAB, Election of 2004, Series D,
4.77%, 8/01/36(b)	15,000	4,952,100

		99,706,681

Colorado – 0.4%
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	1,885	2,152,990

Florida – 9.2%
City of Jacksonville Transit Revenue, Refunding RB, Series A,
5.00%, 10/01/30	380	444,741
County of Duval Florida, COP, Master Lease Program (AGM),
5.00%, 7/01/33	4,765	5,320,361
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,500,173
5.38%, 10/01/32	1,700	1,910,137
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B,
6.38%, 7/01/28	3,300	4,013,955
County of Miami-Dade Florida, Refunding RB:
Miami International Airport (AGC), 5.00%, 10/01/40	8,200	8,652,640
Series A, 5.50%, 10/01/36	6,490	7,467,718
Subordinate Special Obligation, Series B, 4.00%, 10/01/37	2,500	2,531,550
County of Miami-Dade Florida, Refunding RB (concluded):
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	955	1,069,915
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,614,308
5.38%, 10/01/29	1,900	2,232,538
Florida State Department of Environmental Protection, RB, Series B (NPFGC),
5.00%, 7/01/27	1,350	1,537,650
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B,
6.00%, 11/15/37	1,250	1,470,325
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	2,700	2,939,949
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	375	415,657
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	794,262
(AMBAC), 5.00%, 10/01/36	1,500	1,650,150
Tampa-Hillsborough County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/37	1,710	1,933,258

		47,499,287

Georgia – 1.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power, Vogtle Project, Series C,
5.70%, 1/01/43	3,150	3,428,082
City of Atlanta Georiga, Refunding GARB, Subordinate Lien, Series C (AGM),
5.00%, 1/01/33	5,000	5,260,600

		8,688,682

Illinois – 17.7%
Chicago Illinois Board of Education, GO, Series A,
5.50%, 12/01/39	3,180	3,717,452
Chicago Illinois Board of Education, GO, Refunding, Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	2,000	2,480,620
Chicago Illinois Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/36	840	969,461
City of Chicago Illinois, GARB:
O’Hare International Airport, Third Lien, Series A, 5.75%, 1/01/39	5,500	6,478,065

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB (concluded):
O’Hare International Airport, Third Lien, Series B-2 AMT (AGM), 5.75%, 1/01/23	$3,400	$3,554,972
Third Lien, Series B-2 AMT (AGM), 5.75%, 1/01/24	4,000	4,173,280
Third Lien, Series B-2 AMT (Syncora), 6.00%, 1/01/29	3,300	3,434,343
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 4.36%, 1/01/31(b)	13,000	6,002,490
Harbor Facilities, Series C, 5.25%, 1/01/40	750	855,630
City of Chicago Illinois, Refunding GARB, Third Lien, Series A-2, AMT (AGM),
5.75%, 1/01/21	2,665	2,765,950
City of Chicago Illinois, Refunding RB:
O’Hare International Airport Passenger Facility Charge, Series B, AMT, 5.00%, 1/01/31	7,500	8,282,550
Waterworks Revenue, Second Lien, Series A (AMBAC), 5.00%, 11/01/36	1,500	1,659,945
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/37	440	505,217
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/37	380	434,663
Illinois Finance Authority, RB, Carle Foundation, Series A,
5.75%, 8/15/34	850	1,010,820
Illinois HDA, RB, Housing Bonds, Liberty Arms Senior Apartments, Series D, AMT (AMBAC),
4.88%, 7/01/47	2,770	2,808,004
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC),
5.50%, 6/15/30	26,525	29,086,254
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC),
4.25%, 6/15/30(b)	15,000	7,224,450
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM),
4.85%, 6/15/44(b)	4,625	1,028,461
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	900	1,080,819
Regional Transportation Authority, RB, Series B (NPFGC),
5.75%, 6/01/33	3,200	4,213,280

		91,766,726

Indiana – 1.5%
Indiana Finance Authority, RB, First Lien, CWA Authority, Series A,
5.25%, 10/01/38	1,400	1,622,558
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	1,150	1,254,983
Series B, 5.75%, 1/01/34	550	573,051
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,485,640
(AGC), 5.25%, 1/01/29	2,350	2,657,756

		7,593,988

Iowa – 3.6%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	7,700	8,779,078
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	2,360	2,702,224
5.70%, 12/01/27	2,360	2,707,132
5.80%, 12/01/29	1,595	1,822,431
5.85%, 12/01/30	2,150	2,453,172

		18,464,037

Louisiana – 1.1%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC),
6.50%, 7/01/30	1,800	2,135,952
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp. Project,
4.00%, 12/01/40(d)	2,110	2,327,583
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A,
5.13%, 6/01/37	1,000	1,068,500

		5,532,035

Maine – 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT,
4.25%, 11/15/27	455	474,993

Massachusetts – 2.1%
Massachusetts HFA, RB, AMT:
S/F Housing, Series 128 (AGM), 4.88%, 12/01/38(d)	1,325	1,365,757
S/F, Series 124, 5.00%, 12/01/31	2,640	2,722,764
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,216,480
5.35%, 12/01/42	1,525	1,645,292
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC),
5.00%, 8/01/34	1,800	2,066,886

		11,017,179

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan – 6.3%
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	$8,300	$9,581,105
Series D (NPFGC), 5.00%, 7/01/33	1,000	1,046,570
Lansing Board of Water & Light Utilities System, RB, Series A,
5.50%, 7/01/41	2,500	2,961,775
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,394,904
Series I-A, 5.38%, 10/15/41	1,000	1,151,760
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,947,905
Michigan State HDA, RB, Series C, AMT,
5.50%, 12/01/28	1,375	1,489,441
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora),
5.50%, 6/01/30	1,700	1,719,754
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	3,510	4,488,097
State of Michigan, RB, GAB (AGM),
5.25%, 9/15/26	3,350	3,826,906

		32,608,217

Minnesota – 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	2,700	3,316,167

Mississippi – 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities, Expansion & Renovation Project, Series A,
5.00%, 6/01/41	1,000	1,137,280

Nebraska – 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3,
5.25%, 9/01/37	1,000	1,130,250

Nevada – 2.9%
City of Carson City Nevada, RB, Carson-Tahoe Hospital Project, Series A (Radian),
5.50%, 9/01/13(c)	2,900	2,986,826
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	1,150	1,353,481
County of Clark Nevada, ARB, Subordinate Lien, Series A-2 (NPFGC):
5.00%, 7/01/30	1,000	1,046,060
5.00%, 7/01/36	9,350	9,792,722

		15,179,089

New Jersey – 4.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14(c)	1,285	1,377,019
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	13,074,064
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	910,336
5.75%, 12/01/27	375	428,569
5.75%, 12/01/28	400	453,544
5.88%, 12/01/33	1,980	2,251,497
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC),
5.75%, 6/15/25	2,000	2,595,240

		21,090,269

New York – 2.5%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,000	1,193,310
New York HFA, RB, Affordable Housing, Series B,
5.30%, 11/01/37	3,350	3,542,725
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	2,000	2,426,240
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	2,815	3,193,618
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, Series 172, AMT,
4.50%, 4/01/37	2,270	2,474,482

		12,830,375

Ohio – 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A,
5.00%, 5/01/42	1,000	1,119,280
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	725	911,419
Kent State University, RB, General Receipts, Series A,
5.00%, 5/01/37	570	648,626

		2,679,325

Pennsylvania – 2.0%
Pennsylvania HFA, Refunding RB, Series 105C,
5.00%, 10/01/39	2,125	2,172,239
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	775	955,683
5.50%, 12/01/41	6,000	6,989,880

		10,117,802

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico – 3.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	$4,700	$5,287,594
6.00%, 8/01/42	5,000	5,501,350
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/41(b)	28,000	5,804,960
First Sub-Series C, 6.00%, 8/01/39	1,050	1,169,091
First Sub-Series C, 5.50%, 8/01/40	1,630	1,744,556

		19,507,551

South Carolina – 0.6%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM),
6.50%, 8/01/39	320	392,166
South Carolina Transportation Infrastructure Bank, RB, Series A,
5.25%, 10/01/40	2,500	2,827,800

		3,219,966

Tennessee – 0.8%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM),
5.25%, 11/01/30	3,520	4,125,370

Texas – 12.8%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System,
6.50%, 7/01/19(e)	1,000	1,243,710
Bexar County, Refunding RB, Venue Project, Series 2013,
5.00%, 8/15/39	3,210	3,556,391
City of Houston Texas Utility System Revenue, Refunding RB, Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	2,850	3,473,352
Comal ISD, GO, School Building (PSF-GTD),
5.00%, 2/01/36	2,500	2,771,150
Dallas/Fort Worth International Airport, RB, AMT:
Series D, 5.00%, 11/01/38	2,750	2,993,540
Series H, 5.00%, 11/01/37	10,000	10,916,700
Lone Star College System, GO,
5.00%, 8/15/33	4,800	5,556,864
Mansfield ISD Texas, GO, School Building (PSF-GTD),
5.00%, 2/15/33	2,300	2,607,165
Midland County Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A,
4.48%, 9/15/36(b)	2,870	1,006,796
North Texas Tollway Authority, Refunding RB:
Series A, 6.00%, 1/01/28	3,380	4,008,410
System (NPFGC), 5.75%, 1/01/40	12,300	14,144,508
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	2,155	2,193,919
CAB, 4.58%, 9/15/35(b)	3,530	1,266,317
CAB, 4.67%, 9/15/36(b)	6,015	2,026,393
CAB, 4.72%, 9/15/37(b)	4,305	1,366,063
Texas Municipal Gas Acquisition & Supply Corp. III, RB,
5.00%, 12/15/29	1,600	1,745,872
Texas Transportation Commission, Refunding RB, First Tier, Series A:
Central Texas Turnpike System, 4.00%, 8/15/38	1,420	1,421,093
5.00%, 8/15/41	3,500	3,862,845

		66,161,088

Utah – 2.2%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC),
6.30%, 2/15/15(e)	10,490	11,126,009

Vermont – 0.00%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM),
5.50%, 11/01/38(d)	50	53,283

Washington – 1.5%
Central Puget Sound Regional Transit Authority, RB, Series A,
5.00%, 11/01/36	2,000	2,277,140
Washington Health Care Facilities Authority, RB, Series A:
Multicare Health System, 5.00%, 8/15/44	1,315	1,455,784
Providence Health & Services, 5.00%, 10/01/39	1,525	1,662,753
Providence Health & Services, 5.25%, 10/01/39	850	947,512
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A,
5.00%, 10/01/42	1,155	1,299,017

		7,642,206

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,850	2,098,085

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Froedtert Health Inc. Obligated Group, Series A,
5.00%, 4/01/42	$640	$719,245

		2,817,330

Total Municipal Bonds – 102.6%		530,605,744

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 2.3%
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A,
5.00%, 7/01/37	8,000	8,593,760
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	2,750	3,128,922

		11,722,682

California – 4.8%
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/32	7,000	7,843,430
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	6,120	6,998,771
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A,
6.00%, 8/01/33	2,639	3,302,763
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	509	618,127
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	5,170	5,843,961

		24,607,052

Colorado – 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A,
5.50%, 7/01/34(g)	1,220	1,396,466

District of Columbia – 1.1%
District of Columbia, RB, Series A,
5.50%, 12/01/30(g)	1,320	1,611,659
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT,
5.00%, 10/01/30	3,400	3,902,214

		5,513,873

Florida – 14.3%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32(g)	2,700	3,028,131
City of Tallahassee Florida, RB, Energy System (NPFGC) (concluded):
5.00%, 10/01/37	6,000	6,605,340
County of Miami-Dade Florida, RB:
Transit System, Sales Surtax, 12.89%, 7/01/20(d)	2,390	2,689,707
Water & Sewer System (AGM), 5.00%, 10/01/39	12,729	14,247,217
County of Seminole Florida, Refunding RB, Series B (NPFGC),
5.25%, 10/01/31	6,300	8,156,169
Florida State Board of Education, GO, Series D,
5.00%, 6/01/37(g)	2,399	2,745,708
Highlands County Health Facilities Authority, RB, Adventist, Series C,
5.25%, 11/15/36(d)	5,990	6,641,532
Jacksonville Electric Authority Florida, RB, Sub-Series A,
5.63%, 10/01/32	4,310	4,981,757
Miami-Dade County School Board, COP, Refunding, Series B (AGC),
5.25%, 5/01/27	11,350	13,099,716
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,544	4,099,887
(NPFGC), 5.00%, 8/01/30	2,000	2,222,480
(NPFGC), 5.00%, 8/01/31	5,000	5,550,800

		74,068,444

Georgia – 1.0%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM),
5.25%, 10/01/34	5,000	5,343,650

Hawaii – 1.2%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC),
5.00%, 7/01/14(c)	6,000	6,400,980

Illinois – 7.4%
City of Chicago Illinois, RB, Motor Fuel Tax, Series A (AGC),
5.00%, 1/01/38	4,000	4,257,600
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.00%, 1/01/41	1,140	1,278,327
Waterwork, Second Lien (AGM), 5.25%, 11/01/33	14,429	16,677,512
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	2,000	2,276,573
Metropolitan Pier & Exposition Authority, RB, Series A,
5.00%, 6/15/42	360	405,999
Metropolitan Pier & Exposition Authority, Refunding RB, Series B,
4.25%, 6/15/42(g)	6,000	6,252,840
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34(g)	6,198	7,101,877

		38,250,728

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Massachusetts – 3.5%
Massachusetts School Building Authority, RB:
5.00%, 8/15/15(c)	$2,126	$2,339,378
Series A (AGM), 5.00%, 8/15/30	14,373	15,814,124

		18,153,502

Michigan – 1.7%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	8,100	9,022,509

Nevada – 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/39(g)	5,007	5,840,989
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/34	2,429	2,992,566

		8,833,555

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System,
5.25%, 6/15/36	2,580	2,957,506

New York – 6.4%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM),
5.75%, 5/01/28	2,007	2,336,246
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	3,509	4,185,003
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	1,545	1,874,270
New York State Thruway Authority, Refunding RB, Series G (AGM),
5.00%, 1/01/32	10,000	10,923,700
Port Authority of New York & New Jersey, RB, Series 169,
5.00%, 10/15/34	10,830	12,256,528
Triborough Bridge & Tunnel Authority, RB, General, Series A-2,
5.25%, 11/15/34(g)	1,500	1,788,705

		33,364,452

North Carolina – 0.5%
North Carolina HFA, RB, Series 31-A, AMT,
5.25%, 7/01/38	2,259	2,362,979

Ohio – 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	780	894,075

South Carolina – 1.0%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A,
5.50%, 1/01/38(g)	4,695	5,434,322

South Dakota – 0.2%
South Dakota HDA, Refunding RB, Homeownership Mortgage, Series K,
5.05%, 5/01/36	998	1,020,666

Texas – 2.8%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD),
5.00%, 2/15/33	5,900	6,675,555
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD),
5.00%, 2/15/32	4,750	5,384,362
North East ISD Texas, GO, School Building, Series A (PSF-GTD),
5.00%, 8/01/37(g)	2,000	2,291,860

		14,351,777

Virginia – 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	450	518,128

Washington – 0.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	2,504	2,839,439

Wisconsin – 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39	2,000	2,222,980

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 52.0%		269,279,765

Total Long-Term Investments (Cost – $718,752,517) – 154.6%		799,885,509

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.01% (h)(i)	9,183,806	9,183,806

Total Short-Term Securities (Cost – $9,183,806) – 1.8%		9,183,806

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $727,936,323*) – 156.4%	$809,069,315
Other Assets Less Liabilities – 2.0%	10,569,575
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.3)%	(125,721,750)
VRDP Shares, at Liquidation Value – (34.1)%	(176,600,000)

Net Assets Applicable to Common Shares– 100.0%	$517,317,140

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$602,701,368

Gross unrealized appreciation	$81,143,799
Gross unrealized depreciation	(428,840)

Net unrealized appreciation	$80,714,959

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $18,353,665.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at April 30, 2012	Net Activity	Shares held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	13,586,175	(4,402,369)	9,183,806	$1,382

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	GAB	Grant Anticipation Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HDA	Housing Development Authority
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	ISD	Independent School District

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
Radian	Radian Financial Guaranty
S/F	Single-Family
Syncora	Syncora Guarantee

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$799,885,509	–	$799,885,509
Short-Term Securities	$9,183,806	–	–	9,183,806

Total	$9,183,806	$799,885,509	–	$809,069,315

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(28,159)	–	$(28,159)
TOB trust certificates	–	(125,652,988)	–	(125,652,988)
VRDP shares	–	(176,600,000)	–	(176,600,000)

Total	–	$(302,281,147)	–	$(302,281,147)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 26, 2013